FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	$ 1,116	$ 1,102
Lease liability	488	754
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	1,116	1,103
Other accounts payable	4,257	4,292
Liability in respect of research and development grants	1,057	1,103
Lease liability	234	537
Total	6,664	7,035
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,267	1,373
Lease liability	161	158
Total	1,428	1,531
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,392	1,793
Lease liability	61	100
Total	1,453	1,893
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,442	2,270
Lease liability	32
Total	1,474	2,270
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	1,319	2,678
Lease liability
Total	1,319	2,678
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Liability in respect of research and development grants	5,076	3,190
Lease liability
Total	596	3,190
Total Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,116	1,103
Other accounts payable	4,257	4,292
Liability in respect of research and development grants	11,553	12,407
Lease liability	488	795
Total	$ 17,414	$ 18,597